INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 4 – INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:
	March 31,	March 31,
	2025	2024
At Toronto ESchool (i)
High school registration and licenses, net acquisition cost	$205,881	$218,639
Deferred tax liability	29,411	31,234
	235,292	249,873
At Conbridge College (ii)
Private College license, net acquisition cost	16,659	17,691

At MTM Animation (iii)
Private College license, net acquisition cost	161,920	171,954
Brand name, net acquisition cost	404,086	429,127
Student list, net acquisition cost	30,602	64,997
	596,608	666,078

Intangible assets, net	$848,559	$933,642
(i)
On June 24, 2016, Langton, a related party of the Company purchased 55% of Toronto ESchool’s common shares for a total consideration of $437,756 (C$585,000). In accordance
with ASU 2017-01, this transaction was not considered as a business acquisition since substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable asset or a group of similar identifiable assets – private high school license. On November 15, 2017, Langton signed an agreement to transfer its 55% of the equity interest in Toronto ESchool to the Company for $0.8 (C$1). On June 19, 2020, the Company further acquired 15% of the equity interest in Toronto ESchool from its original shareholder for a consideration of $31,808 (C$40,000). An impairment loss of $589,468 of such
intangible
asset
was recorded for the year ended March 31, 2019.

In accordance with ASC 740 Income Tax for the asset acquired outside of a business combination and the tax basis of the asset differs from the amount paid, the Company recognized deferred tax liability of $29,411 (C$42,288) and $31,234 (C$42,288) arising from this transaction as at March 31, 2025 and 2024 respectively.
(ii)
On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of
Conbridge College, a private vocational college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education acquired 80% of the equity interests of Conbridge College for a total consideration of $62,792 (C$80,000) on September 1, 2021. The Company recognized the private vocational college license and brand name as an intangible asset of $36,133 (C$51,953) based on the assessment of fair value at the purchase date. The impairment loss of $19,474 (C$28,000) was recorded based on the assessment of fair value as at March 31, 2022. No impairment loss was recognized based on the assessment
of fair value as at March 31, 2025 and 2024.

(iii)
On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders
of Max the Mutt Animation
Inc
. (“MTM Animation”), to purchase all of the issued and outstanding shares of MTM Animation for a total consideration of $2.1 million (C$2.6 million). Pursuant to the agreement, on the closing date, MTM Animation stockholders will transfer 70% of the purchased shares to the Company at a consideration of $1,456,546 (C$1,820,000). The transaction was completed on February 28, 2022, and the Company recognized the private college license, brand name, student list as an intangible asset of $688,413 (C$989,811) based on the assessment of fair value at the purchase date. (See Note 5). The student list was amortized over 4 years from the purchase date, and $31,632 and $32,630 depreciation expenses were recorded on the student list for the years ended March 31, 2025 and 2024, respectively. No impairment loss was recognized based on the assessment of fair value as of March 31, 2025 and
2024
.